RELATED PARTY TRANSACTIONS	12 Months Ended
Sep. 30, 2025
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 11 – RELATED PARTY TRANSACTIONS

During the normal course of business, the VIEs and VIEs’s subsidiaries may make sales to affiliated companies controlled by its major shareholders or subsidiaries. For the years ended September 30, 2025, 2024 and 2023, the VIEs and VIEs’s subsidiaries made sales to affiliated companies in the amount of $635,532, $26,508, and Nil respectively. As of September 30, 2025 and 2024, the VIEs and VIEs’s subsidiaries had advance from affiliated company for $853,130 and $1,601,332, respectively, which is due on demand.